Investments - Locations - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Property		Dec. 31, 2024 USD ($) Property		Dec. 31, 2023 USD ($) Property	Feb. 03, 2023 USD ($) Property	Feb. 02, 2023 USD ($) Property	Dec. 31, 2022 USD ($) Property
Investments [Abstract]
Number of property locations of investments (in locations)	3,576	[1]	3,312	[2]	3,206	3,101	3,101	3,084
Number of owned properties (in properties)	3,400
Number of properties accounted as financing arrangements	240
Number of properties accounted as sales-type leases	138
Number of ground lease interests (in properties)	22
Number of properties which secure certain mortgage loans (in properties)	154
Gross acquisition cost of real estate investments | $	$ 14,000,000
Loans and financing receivables | $	3,090,326		$ 1,964,710
Operating ground lease assets | $	$ 53,707		57,245
Investments assets, percentage attributable to consolidated special purpose entity subsidiaries that are pledged as collateral under the non-recourse obligations of such special purpose entities	33.00%
Gross investments | $	$ 17,169,924	[2],[3],[4]	15,816,145	[2]	$ 14,801,634	$ 14,201,731	$ 12,207,484	$ 12,079,843
Intangible lease liabilities | $	$ 135,140		$ 141,262

[1]	In connection with certain acquisitions completed during the year ended December 31, 2025, the Company modified existing operating leases in a manner which required them to be accounted for as finance leases in accordance with ASC Topic 842. As a result, the Company reclassified $121.1 million of net real estate investments to loans and financing receivables, net on the consolidated balance sheets. The Company also recognized a $10.9 million non-cash net loss in connection with these modifications which is included in net gain (loss) on dispositions of real estate in the consolidated statements of operations. Similarly, during the year ended December 31, 2024, the Company reclassified $156.5 million of net real estate investments to loans and financing receivables, net on the consolidated balance sheet and recognized a $16.0 million non-cash net gain.
[2]	Includes $27.3 million and $23.7 million of interest income receivables associated with certain financing arrangements as of December 31, 2025 and December 31, 2024, respectively.
[3]	Includes $8.4 million of gross investments and $0.1 million of accumulated depreciation related to real estate investments held for sale at December 31, 2025.
[4]	Includes the below-market lease liabilities ($135.1 million) and the accumulated amortization ($23.4 million) of the liabilities recorded on the consolidated balance sheet as intangible lease liabilities as of December 31, 2025.